GENERAL - Acquisition (Details) Rp / shares in Units, $ in Millions, Rp in Billions							12 Months Ended
	Dec. 27, 2021 IDR (Rp) shares	Dec. 16, 2021 Rp / shares shares	Nov. 15, 2021 IDR (Rp)	Nov. 12, 2021 Rp / shares shares	Nov. 10, 2021	Aug. 31, 2021 shares	Dec. 31, 2021 IDR (Rp) Rp / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 29, 2021 IDR (Rp)	Oct. 19, 2021 Rp / shares
Direct/ Indirect subsidiaries
Proceeds from issue of ordinary shares							Rp 18,463	$ 1,295
Mitratel
Direct/ Indirect subsidiaries
Number of shares issued | shares				23,493,524,800
Par value per share | Rp / shares				Rp 228
Ifrs Share Price | Rp / shares							Rp 800
Proceeds from issue of ordinary shares			Rp 18,463
Proportion of ownership interest in subsidiary				71.87%	99.99%		72.00%	72.00%	100.00%
Increase (Decrease) in Non-controlling Interest			Rp (9,375)
Metra
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
Number of shares acquired | shares						13,115,477
Percentage of ownership interest acquired						49.00%
Goodwill							Rp 64
PT Sigma Tata Sadaya
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
TELIN
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
MetraNet
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
GSD
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
TLT
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							55.00%	55.00%	55.00%
GYS
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							51.00%	51.00%	51.00%
Sigma
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary	0.11%						100.00%	100.00%	100.00%
Metra Plasa
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							60.00%	60.00%	60.00%
PST
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							100.00%	100.00%	95.00%
Telkomsel
Direct/ Indirect subsidiaries
Ifrs Share Price | Rp / shares											Rp 375
Proportion of ownership interest in subsidiary							65.00%	65.00%	65.00%
PT Telkomsel Ekosistem Digital Member
Direct/ Indirect subsidiaries
Par value per share | Rp / shares		Rp 1,000,000
Proportion of ownership interest in subsidiary							100.00%	100.00%
Number of shares acquired | shares		196,989
Number of shares outstanding | shares		197,000
Fair value consideration transferred										Rp 197
PT Sigma Tata Sadaya
Direct/ Indirect subsidiaries
Number of shares acquired | shares	2,106,465,158,910
Cash consideration	Rp 1,250
Other tangible or intangible assets transferred	Rp 856
PT Sigma Tata Sadaya | PT Sigma Tata Sadaya
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary	99.89%
PT Sigma Tata Sadaya | PT Sigma Tata Sadaya | Series B shares
Direct/ Indirect subsidiaries
Fair value consideration transferred	Rp 2,106